Basis of Presentation (Tables)	9 Months Ended
Sep. 30, 2021
Accounting Policies [Abstract]
Impact of Revision on Interim Unaudited Condensed Consolidated Balance Sheet
The impact of the revision on the Company’s interim unaudited condensed consolidated balance sheet as of June 30, 2021 is reflected in the following table:

Balance Sheet as of June 30, 2021 (unaudited)	As Previously Reported	Adjustment	As Revised
Prepaid expenses and other current assets	$28,313	$(4,249)	$24,064

Total current assets	442,090	(4,249)	437,841

Property and equipment, net	427,666	258	427,924
Right of use assets—operating, net	31,254	8,768	40,022
Right of use assets—finance, net	41,521	6,371	47,892
Intangible assets, net	123,106	(621)	122,485
Other assets	9,547	4,246	13,793

Total assets	1,146,307	14,773	1,161,080

Operating lease liabilities, current portion	3,583	432	4,015
Finance lease liabilities, current portion	4,723	281	5,004

Total current liabilities	76,738	713	77,451

Operating lease liabilities	29,381	8,396	37,777
Finance lease liabilities	39,694	5,822	45,516
Deferred tax liability	29,845	(2,213)	27,632

Total liabilities	390,072	12,718	402,790

Additional paid-in-capital	522,898	2,055	524,953

Total shareholders equity	$756,235	$2,055	$758,290

Balance Sheet as of March 31, 2021 (unaudited)	As Previously Reported	Adjustment	As Revised
Prepaid expenses and other current assets	$25,180	$(3,728)	$21,452

Total current assets	294,157	(3,728)	290,429

Right of use assets—operating, net	30,051	2,830	32,881
Right of use assets—finance, net	38,380	1,838	40,218
Other assets	7,549	3,693	11,242

Total assets	897,455	4,633	902,088

Operating lease liabilities, current portion	3,324	173	3,497
Finance lease liabilities, current portion	4,344	70	4,414

Total current liabilities	100,900	243	101,143

Operating lease liabilities	28,326	2,581	30,907
Finance lease liabilities	36,294	1,809	38,103

Total liabilities	$411,871	$4,633	$416,504

Balance Sheet as of December 31, 2020	As Previously Reported	Adjustment	As Revised
Prepaid expenses and other current assets	$19,815	$(3,696)	$16,119

Total current assets	265,148	(3,696)	261,452

Right of use assets—operating, net	28,171	1,905	30,076
Other assets	3,944	3,584	7,528

Total assets	816,112	1,793	817,905

Operating lease liabilities, current portion	3,154	123	3,277

Total current liabilities	75,998	123	76,121

Operating lease liabilities	26,450	1,670	28,120

Total liabilities	$368,208	$1,793	$370,001